Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Amounts Charged or Credited to the Consolidated Statements of Operations	Amounts charged or credited to the Consolidated Statements of Operations for the years ended December 31, 2025, December 31, 2024 and December 31, 2023 were as follows:

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Amounts charged / (credited)	$39,311	$(18,085)	$12,916

Schedule of Depreciation of Property, Plant and Equipment Computed Using Straight Line Method Based On Estimated Useful Lives of Assets	Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Estimated Useful Life
Buildings	40 years
Computer equipment and software	2 - 8 years
Office furniture and fixtures	8 years
Laboratory equipment	5 years
Motor vehicles	5 years

Schedule of Estimated Useful Lives of Intangible Assets Amortized on Straight-Line Basis
Intangible assets are amortized on a straight-line basis over their estimated useful lives, as set forth in the table below:

Estimated Useful Life
Customer relationships	8 - 23 years
Order backlog	3 - 5 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
The carrying amount of intangible assets for the years ended December 31, 2025, 2024, and 2023 is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	(in thousands)
Customer relationships	$4,134,478	$4,129,501	$4,090,393
Order backlog	546,054	543,933	541,302
Trade names & brands	204,721	204,588	204,653
Patient database	170,511	170,324	170,366
Technology assets	151,754	150,658	141,257
Total cost	5,207,518	5,199,004	5,147,971
Accumulated amortization	(1,873,663)	(1,639,212)	(1,292,106)
Impairment	(86,737)	—	—
Net book value	$3,247,118	$3,559,792	$3,855,865